Putnam VT International Growth Fund
The fund's portfolio
9/30/19 (Unaudited)

COMMON STOCKS (96.2%)(a)
	Shares	Value
Aerospace and defense (2.7%)
Airbus SE (France)	6,546	$850,470

		850,470
Airlines (1.9%)
Air Canada (Canada)(NON)	12,328	402,078
Dart Group PLC (United Kingdom)	18,572	208,942

		611,020
Auto components (0.9%)
Pirelli & C. SpA (Italy)	46,443	274,768

		274,768
Banks (3.7%)
Bank Tabungan Pensiunan Nasional Syariah Tbk PT (Indonesia)(NON)	573,000	133,209
Commercial International Bank (CIB) Egypt SAE GDR (Egypt)	36,360	167,438
HDFC Bank, Ltd. (India)	38,862	673,091
ING Groep NV (Netherlands)	21,057	220,422

		1,194,160
Beverages (6.5%)
Asahi Group Holdings, Ltd. (Japan)	13,200	653,133
Coca-Cola HBC AG (Switzerland)	9,828	321,072
Diageo PLC (United Kingdom)	10,541	431,980
Heineken NV (Netherlands)	6,327	683,819

		2,090,004
Building products (0.8%)
Daikin Industries, Ltd. (Japan)	1,900	249,175

		249,175
Capital markets (3.8%)
Burford Capital, Ltd. (United Kingdom)	22,413	227,077
Deutsche Boerse AG (Germany)	2,587	404,345
Quilter PLC (United Kingdom)	204,924	343,553
TMX Group, Ltd. (Canada)	2,747	237,077

		1,212,052
Chemicals (2.5%)
Koninklijke DSM NV (Netherlands)	1,883	226,582
Novozymes A/S Class B (Denmark)	8,293	348,672
OCI NV (Netherlands)(NON)	9,779	230,866

		806,120
Commercial services and supplies (1.1%)
A-Living Services Co., Ltd. Class H (China)	146,500	339,068
New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Germany)(NON)(F)(RES)	1	1
New Middle East Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Germany)(NON)(F)(RES)	1	1

		339,070
Construction and engineering (1.2%)
Daiho Corp. (Japan)	14,200	374,552

		374,552
Distributors (1.5%)
PALTAC Corp. (Japan)	10,000	488,324

		488,324
Diversified consumer services (1.1%)
Fu Shou Yuan International Group, Ltd. (China)	383,000	338,644

		338,644
Entertainment (0.9%)
CTS Eventim AG & Co. KGaA (Germany)	5,066	285,471

		285,471
Food and staples retail (1.2%)
Dino Polska SA (Poland)(NON)	9,873	386,539

		386,539
Food products (1.9%)
Grieg Seafood ASA (Norway)	35,224	430,541
Kerry Group PLC Class A (Ireland)	1,373	160,575

		591,116
Health-care providers and services (3.1%)
Orpea (France)	5,058	618,004
Solasto Corp. (Japan)	32,300	362,955

		980,959
Hotels, restaurants, and leisure (4.0%)
Compass Group PLC (United Kingdom)	19,379	498,708
Dalata Hotel Group PLC (Ireland)	104,437	557,773
GVC Holdings PLC (Isle of Man)	25,279	231,062

		1,287,543
Household durables (1.0%)
HC Brillant Services GmbH (acquired 8/2/13, cost $1) (Private) (Germany)(NON)(F)(RES)	2	2
Sony Corp. (Japan)	5,300	311,113

		311,115
Industrial conglomerates (1.8%)
Rheinmetall AG (Germany)	4,607	582,734

		582,734
Insurance (7.1%)
AIA Group, Ltd. (Hong Kong)	60,800	574,434
IRB Brasil Resseguros SA (Brazil)	42,414	384,436
Prudential PLC (United Kingdom)	37,112	673,058
QBE Insurance Group, Ltd. (Australia)	75,152	637,092

		2,269,020
Interactive media and services (3.4%)
Alphabet, Inc. Class A(NON)	193	235,680
Tencent Holdings, Ltd. (China)	15,500	653,010
Yandex NV Class A (Russia)(NON)	6,144	215,101

		1,103,791
Internet and direct marketing retail (—%)
Global Fashion Group SA (acquired 8/2/13, cost $65,824) (Private) (Luxembourg)(NON)(F)(RES)	291	598

		598
IT Services (2.8%)
Pagseguro Digital, Ltd. Class A (Brazil)(NON)	4,200	194,502
Visa, Inc. Class A(S)	4,034	693,888

		888,390
Life sciences tools and services (1.1%)
Clinigen Group PLC (United Kingdom)	32,285	342,973

		342,973
Machinery (0.5%)
Komatsu, Ltd. (Japan)	6,300	144,208

		144,208
Media (0.9%)
Media Nusantara Citra Tbk PT (Indonesia)	3,267,700	284,298

		284,298
Metals and mining (1.6%)
Freeport-McMoRan, Inc. (Indonesia)	52,885	506,109

		506,109
Oil, gas, and consumable fuels (3.0%)
Cairn Energy PLC (United Kingdom)(NON)	163,869	386,650
Cheniere Energy, Inc.(NON)	2,901	182,937
Reliance Industries, Ltd. (India)	20,337	382,312

		951,899
Personal products (4.5%)
Shiseido Co., Ltd. (Japan)	7,400	590,563
TCI Co., Ltd. (Taiwan)	12,277	123,662
Unilever NV (Netherlands)	12,252	736,477

		1,450,702
Pharmaceuticals (6.0%)
AstraZeneca PLC (United Kingdom)	9,515	849,475
Merck & Co., Inc.	5,910	497,504
Novartis AG (Switzerland)	6,763	586,414

		1,933,393
Professional services (0.8%)
Outsourcing, Inc. (Japan)	26,700	253,851

		253,851
Real estate management and development (2.2%)
Logan Property Holdings Co., Ltd. (China)	212,000	301,864
Open House Co., Ltd. (Japan)	17,400	414,221

		716,085
Semiconductors and semiconductor equipment (7.3%)
ASML Holding NV (Netherlands)	2,581	639,291
NEC Electronics Corp. (Japan)(NON)	72,400	470,056
NXP Semiconductors NV	3,740	408,109
SCREEN Holdings Co., Ltd. (Japan)	7,000	412,393
Sino-American Silicon Products, Inc. (Taiwan)	157,000	415,974

		2,345,823
Software (4.8%)
Constellation Software, Inc. (Canada)	675	674,134
Dassault Systemes SA (France)	3,842	547,527
Talend SA ADR(NON)	9,087	308,776

		1,530,437
Textiles, apparel, and luxury goods (5.1%)
adidas AG (Germany)	1,975	614,905
Aritzia, Inc. (Canada)(NON)	23,584	298,883
Bosideng International Holdings, Ltd. (China)	422,000	179,833
Kering SA (France)	1,061	540,692

		1,634,313
Trading companies and distributors (2.0%)
Ashtead Group PLC (United Kingdom)	23,190	645,540

		645,540
Wireless telecommunication services (1.5%)
Safaricom PLC (Kenya)	612,756	162,261
SoftBank Group Corp. (Japan)	8,000	313,711

		475,972

Total common stocks (cost $29,336,593)		$30,731,238

WARRANTS (0.9%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
Jarir Marketing Co. 144A (Saudi Arabia)	1/20/22	$0.00	6,708	$282,513

Total warrants (cost $275,328)				$282,513

SHORT-TERM INVESTMENTS (4.3%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 2.15%(AFF)	639,000	$639,000
Putnam Short Term Investment Fund 2.05%(AFF)	733,276	733,276

Total short-term investments (cost $1,372,276)		$1,372,276
TOTAL INVESTMENTS

Total investments (cost $30,984,197)		$32,386,027

	FORWARD CURRENCY CONTRACTS at 9/30/19 (aggregate face value $14,310,340) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Brazilian Real	Buy	10/2/19	$845,883	$848,323	$(2,440)
		Brazilian Real	Sell	10/2/19	845,883	866,626	20,743
		Brazilian Real	Sell	2/4/20	839,628	842,870	3,242
		Japanese Yen	Buy	11/20/19	492,328	494,813	(2,485)
	Barclays Bank PLC
		Australian Dollar	Sell	10/16/19	60,911	62,322	1,411
		British Pound	Sell	12/18/19	450,951	455,816	4,865
		Hong Kong Dollar	Buy	11/20/19	290,295	290,055	240
		Japanese Yen	Sell	11/20/19	127,635	128,488	853
		Polish Zloty	Sell	12/18/19	390,330	394,163	3,833
		Swiss Franc	Buy	12/18/19	1,219,812	1,235,948	(16,136)
	Citibank, N.A.
		Canadian Dollar	Sell	10/16/19	563,751	570,255	6,504
		Chinese Yuan (Offshore)	Sell	11/20/19	201,390	200,346	(1,044)
		Danish Krone	Sell	12/18/19	240,544	242,777	2,233
		Euro	Buy	12/18/19	94,732	95,479	(747)
	Credit Suisse International
		Japanese Yen	Buy	11/20/19	78,956	79,353	(397)
	Goldman Sachs International
		Euro	Buy	12/18/19	340,554	343,287	(2,733)
		Japanese Yen	Sell	11/20/19	330,043	343,290	13,247
		New Taiwan Dollar	Buy	11/20/19	731,295	726,344	4,951
		New Taiwan Dollar	Sell	11/20/19	731,295	722,170	(9,125)
	HSBC Bank USA, National Association
		Canadian Dollar	Buy	10/16/19	181,575	181,410	165
		Canadian Dollar	Sell	10/16/19	181,575	181,857	282
		Chinese Yuan (Offshore)	Sell	11/20/19	125,610	126,748	1,138
		Euro	Buy	12/18/19	477,719	481,514	(3,795)
		Norwegian Krone	Buy	12/18/19	86,271	87,749	(1,478)
	JPMorgan Chase Bank N.A.
		British Pound	Sell	12/18/19	414,071	410,766	(3,305)
		Canadian Dollar	Sell	10/16/19	389,726	394,298	4,572
		Chinese Yuan (Offshore)	Sell	11/20/19	191,220	195,914	4,694
		Japanese Yen	Buy	11/20/19	560,386	563,135	(2,749)
		New Zealand Dollar	Buy	10/16/19	59,946	63,985	(4,039)
		Norwegian Krone	Sell	12/18/19	228,162	229,044	882
		Singapore Dollar	Buy	11/20/19	279,215	281,739	(2,524)
		Swedish Krona	Buy	12/18/19	147,534	148,797	(1,263)
		Swiss Franc	Buy	12/18/19	857,763	869,013	(11,250)
	NatWest Markets PLC
		Australian Dollar	Buy	10/16/19	187,596	194,316	(6,720)
	State Street Bank and Trust Co.
		Canadian Dollar	Sell	10/16/19	408,978	413,692	4,714
		Israeli Shekel	Buy	10/16/19	177,153	173,456	3,697
		Japanese Yen	Buy	11/20/19	372,261	370,182	2,079

	Unrealized appreciation						84,345

	Unrealized (depreciation)						(72,230)

	Total						$12,115
*	The exchange currency for all contracts listed is the United States Dollar.

	Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2019 through September 30, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $31,946,183.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $602, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/19
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$1,387,119	$5,584,703	$6,332,822	$14,502	$639,000
	Putnam Short Term Investment Fund**	1,827,408	7,722,559	8,816,691	12,211	733,276

	Total Short-term investments	$3,214,527	$13,307,262	$15,149,513	$26,713	$1,372,276
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $639,000, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $619,236.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $30,951 to cover certain derivative contracts.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	Japan	15.8%
	United Kingdom	14.5
	United States	9.6
	Netherlands	8.6
	France	8.1
	Germany	5.9
	China	5.7
	Canada	5.1
	India	3.3
	Indonesia	2.9
	Switzerland	2.9
	Ireland	2.3
	Australia	2.0
	Brazil	1.8
	Hong Kong	1.8
	Taiwan	1.7
	Norway	1.4
	Poland	1.2
	Denmark	1.1
	Saudi Arabia	0.9
	Italy	0.9
	Isle of Man	0.7
	Russia	0.7
	Egypt	0.5
	Kenya	0.5
	Other	0.1

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $30,721 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$2,149,532	$—	$—
Consumer discretionary	4,334,705	—	600
Consumer staples	4,518,361	—	—
Energy	951,899	—	—
Financials	4,675,232	—	—
Health care	3,257,325	—	—
Industrials	4,050,618	—	2
Information technology	4,764,650	—	—
Materials	1,312,229	—	—
Real estate	716,085	—	—

Total common stocks	30,730,636	—	602
Warrants	—	282,513	—
Short-term investments	733,276	639,000	—

Totals by level	$31,463,912	$921,513	$602
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$12,115	$—

Totals by level	$—	$12,115	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$14,200,000
Warrants (number of warrants)	6,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com